UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2009


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[ ] is a restatement.
							[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				PCJ Investment Counsel Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Heiki Altosaar
Title:		Compliance Officer
Phone:		(416) 955-4839

Signature, place, and Date of Signing:

	"Heiki Altosaar"	Toronto, ON Canada	September 30, 2009
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		43,990,071

Form 13F Information Table Value Total:		$1,494,707,911



List of Other Included Managers:

	NONE



FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As Defined
Other
Instr. V









in Instr.V





Cameco Corp.
COM
13321L108
21,533,868
777,930
777,930
N/A
N/A

N/A
777,930
N/A
Canadian Natural Resources Ltd.
COM
136385101
64,948,074
964,160
964,160
N/A
N/A

N/A
964,160
N/A
EnCana Corp.
COM
292505104
93,956,601
1,626,510
1,626,510
N/A
N/A

N/A
1,626,510
N/A
Nexen Inc.
COM
65334H102
25,143,472
1,108,730
1,108,730
N/A
N/A

N/A
1,108,730
N/A
Precision Drilling Trust
TR UNIT
740215108
20,732,833
3,107,898
3,107,898
N/A
N/A

N/A
3,107,898
N/A
Suncor Energy Inc.
COM
867224107
85,916,440
2,488,910
2,488,910
N/A
N/A

N/A
2,488,910
N/A
Talisman Energy Inc.
COM
87425E103
43,646,065
2,514,510
2,514,510
N/A
N/A

N/A
2,514,510
N/A
TransCanada Pipelines Corp.
COM
89353D107
37,358,357
1,201,580
1,201,580
N/A
N/A

N/A
1,201,580
N/A
Agrium Inc.
COM
008916108
35,953,592
721,020
721,020
N/A
N/A

N/A
721,020
N/A
Barrick Gold Corp.
COM
067901108
55,355,060
1,465,530
1,465,530
N/A
N/A

N/A
1,465,530
N/A
Gerdau Ameristeel Corp.
COM
37373P105
15,941,386
2,003,500
2,003,500
N/A
N/A

N/A
2,003,500
N/A
Goldcorp Inc.
COM
380956409
61,660,863
1,539,800
1,539,800
N/A
N/A

N/A
1,539,800
N/A
Jaguar Mining Inc.
COM
47009M103
834,557
93,500
93,500
N/A
N/A

N/A
93,500
N/A
Kinross Gold Corp.
COM
496902404
39,033,244
1,795,730
1,795,730
N/A
N/A

N/A
1,795,730
N/A
New Gold Inc.
COM
644535106
1,046,031
274,500
274,500
N/A
N/A

N/A
274,500
N/A
Potash Corp. of Saskatchewan
COM
73755L107
48,350,070
534,330
534,330
N/A
N/A

N/A
534,330
N/A
Teck Cominco Ltd.
CL B
878742204
34,628,762
1,259,900
1,259,900
N/A
N/A

N/A
1,259,900
N/A
Thompson Creek Metals Company
Inc.
COM
884768102
544,523
45,200
45,200
N/A
N/A

N/A
45,200
N/A
Yamana Gold Inc.
COM
98462Y100
22,077,645
1,707,200
1,707,200
N/A
N/A

N/A
1,707,200
N/A
IESI-BFC
COM
44951D108
2,487,234
99,610
99,610
N/A
N/A

N/A
99,610
N/A
Stantec Inc.
COM
85472N109
1,955,328
39,800
39,800
N/A
N/A

N/A
39,800
N/A
Canadian National Railway
COM
136375102
46,440,408
994,900
994,900
N/A
N/A

N/A
994,900
N/A
Canadian Pacific Railway Ltd.
COM
13645T100
10,208,825
240,130
240,130
N/A
N/A

N/A
240,130
N/A
Magna International Inc. Class A
CL A
559222401
14,701,571
814,200
814,200
N/A
N/A

N/A
814,200
N/A
Shaw Communications Inc. Class B
CL B CONV
82028K200
34,174,071
1,021,700
1,021,700
N/A
N/A

N/A
1,021,700
N/A
Thomson Reuters Corporation
COM
884903105
39,277,675
862,630
862,630
N/A
N/A

N/A
862,630
N/A
Bank of Nova Scotia
COM
064149107
129,355,470
2,126,470
2,126,470
N/A
N/A

N/A
2,126,470
N/A
Canadian Imperial Bank of
Commerce
COM
136069101
73,444,213
1,369,725
1,369,725
N/A
N/A

N/A
1,369,725
N/A
Royal Bank of Canada
COM
780087102
154,416,467
2,393,288
2,393,288
N/A
N/A

N/A
2,393,288
N/A
Toronto-Dominion Bank
COM NEW
891160509
35,369,841
1,687,220
1,687,220
N/A
N/A

N/A
1,687,220
N/A
Manulife Financial Corp.
COM
56501R106
79,631,627
2,547,500
2,547,500
N/A
N/A

N/A
2,547,500
N/A
Sun Life Financial Inc.
COM
866796105
25,494,385
1,122,820
1,122,820
N/A
N/A

N/A
1,122,820
N/A
Brookfield Asset Management Inc.
CL A LTD VT SH
112585104
78,863,381
1,169,440
1,169,440
N/A
N/A

N/A
1,169,440
N/A
Research In Motion
COM
760975102
25,532,872
1,038,440
1,038,440
N/A
N/A

N/A
1,038,440
N/A
Rogers Comm Inc. Class B
CL B
775109200
34,693,101
1,231,760
1,231,760
N/A
N/A

N/A
1,231,760
N/A



1,494,707,911
43,990,071
43,990,071




43,990,071